Line of Credit (Details) - USD ($)					9 Months Ended	12 Months Ended
	Mar. 31, 2023	Aug. 31, 2022	Jun. 30, 2022	Nov. 29, 2021	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Line of Credit (Details) [Line Items]
Line of credit maximum borrowing capacity			$ 1,000,000			$ 1,000,000
Line of credit repayment grace period				30 days
Number of common stock owned by two stockholders (in Shares)						7,026,894
Percentage of curtailment of outstanding balance			20.00%			20.00%
Outstanding balance	$ 155,500		$ 0			$ 0	$ 991,598
Line of credit	$ 901,045.19		989,680		$ 901,045.19	$ 989,680
Renewal period	2 years				2 years
Proceeds received		$ 155,837
Interest percentage					1.00%
Maturity date					Aug. 25, 2027	Dec. 31, 2024
Outstanding	$ 180,042				$ 180,042
Line of Credit Interest Bearing [Member]
Line of Credit (Details) [Line Items]
Interest rate basis						0.5%
Interest rate							3.75%
Debt maturity					Jul. 30, 2022	Oct. 29, 2021
Accounts Receivable Factoring Agreement [Member]
Line of Credit (Details) [Line Items]
Available credit line	1,000,000		1,000,000		$ 1,000,000	$ 1,000,000
Line of credit			$ 1,000,000			$ 1,000,000
First Citizens Bank [Member]
Line of Credit (Details) [Line Items]
Line of credit	$ 160,000				$ 160,000